Income Taxes (Schedule of Effective Income Tax Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Tax at statutory rates	35.00%	35.00%	34.00%
Tax exempt interest income, net of interest expense disallowance	(9.60%)	(13.10%)	(11.30%)
Nondeductible merger expenses		2.70%
Incentive stock options	0.20%	0.30%	0.30%
Earnings and proceeds on life insurance	(2.70%)	(2.80%)	(1.80%)
Change in corporate tax rate	20.80%
Other	0.70%	(0.20%)	0.40%
Effective Income Tax Rate, Continuing Operations, Total	44.40%	21.90%	21.60%